Debt - Schedule of Debt (Parenthetical) (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
10 1/2% Senior Notes, due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt, face value	$ 153.8	$ 625.0	$ 250.0
Original issuance discount	$ 5.5	$ 26.5	4.0
Debt instrument interest rate	10.50%	10.50%
Debt instrument maturity year	Dec. 01, 2020	Dec. 01, 2020
Term Loan, due 2022 [Member] | Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt, face value	$ 650.0	$ 415.7	419.9
Original issuance discount	$ 3.1	$ 2.3	$ 2.9
Debt instrument maturity year	Dec. 01, 2022	Dec. 01, 2022
6 1/8% Senior Notes, due 2023 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	6.125%
Debt instrument maturity year	Jul. 15, 2023